Equity Offerings	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity Offerings

23) Equity Offerings

(U.S. Dollars in thousands)	2014
Gross proceeds received (1)	$152,014
Less: Underwriters’ discount	4,991
Less: Offering expenses	340

Net proceeds received	146,683

(1)	Includes General Partner’s 2% proportional capital contribution

On June 27, 2014, the Partnership sold 4,600,000 common units, representing limited partner interests, in an underwritten public offering and granted the underwriters a 30-day option to purchase an additional 690,000 common units. In connection with this closing, General Partner contributed $2.7 million in order to maintain its 2% general partner interest in the Partnership.

In connection with the partial exercises by the underwriters of their option to purchase additional common units, on July 14, 2014 and July 24, 2014, the Partnership issued and sold 150,000 common units and 490,000 common units, respectively, and the General Partner made an additional $0.4 million aggregate capital contribution to the Partnership in order to maintain its 2% general partner interest in the Partnership. The Partnership’s total net proceeds from the public offering and the related General Partner’s contribution were $146.7 million as of December 31, 2014. Following this offering, KNOT’s interest in the Partnerships (including the General Partner’s interest) was 39.5%.

The Partnership used the net proceeds from the offering and related capital contribution by the General Partner to fund the cash portion of the purchase prices of the Hilda Knutsen and the Torill Knutsen and for general partnership purposes.

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2014 and 2013:

(in units)	Common Units	Subordinated Units	General Partner Units
April 2013, Initial Public Offering (IPO)	8,567,500	8,567,500	349,694
December 31, 2013	8,567,500	8,567,500	349,694
June, 2014	4,600,000	—	93,877
July, 2014	640,000	—	13,062
December 31, 2014	13,807,500	8,567,500	456,633